Income Taxes Schedule of Deferred Tax Assets and Liabilities (Details) (USD $)	Dec. 31, 2011		Dec. 31, 2010
Deferred tax assets
Loss carryforwards	$ 61,330,000	[1]	$ 53,213,000	[1]
Accrued expenses	27,103,000		30,798,000
Warranty reserves	21,230,000		10,332,000
Tax credits	17,481,000	[2]	46,801,000	[2]
Equity compensation	10,526,000		11,206,000
Depreciation and amortization	9,241,000		10,916,000
Pension plan benefits expense	6,677,000		6,897,000
Inventory valuation	4,252,000		5,254,000
Other deferred tax assets, net	2,654,000		4,162,000
Total deferred tax assets	160,494,000		179,579,000
Valuation allowance	(29,953,000)		(24,600,000)
Total deferred tax assets, net of valuation allowance	130,541,000		154,979,000
Deferred tax liabilities
Depreciation and amortization	(71,889,000)		(89,166,000)
Convertible debt	0		(19,844,000)
Tax effect of accumulated translation	(2,733,000)		(2,782,000)
Other deferred tax liabilities, net	(7,885,000)		(7,645,000)
Total deferred tax liabilities	(82,507,000)		(119,437,000)
Net deferred tax assets	48,034,000		35,542,000
Deferred Tax Assets, Tax Credit Carryforwards, Research and Development	28,100,000	[2]
Deferred Tax Assets, Tax Credit Carryforwards, Alternative Minimum Tax	2,500,000	[2]
Deferred Tax Assets, Tax Credit Carryforwards, Foreign	4,900,000	[2]
U.S. federal [Member]
Deferred tax assets
Loss carryforwards	$ 29,800,000	[1]

[1]	For tax return purposes at December 31, 2011, we had U.S. federal loss carryforwards of $29.8 million that expire during the years 2020 through 2026. The remaining portion of the loss carryforwards are composed primarily of losses in various foreign jurisdictions. The majority of these losses can be carried forward indefinitely. At December 31, 2011, there was a valuation allowance of $30.0 million primarily associated with foreign loss carryforwards.
[2]	For tax return purposes at December 31, 2011, we had: (1) federal and state research and development tax credits of $28.1 million, which begin to expire in 2020; (2) alternative minimum tax credits of $2.5 million that are carried forward indefinitely; and (3) foreign tax credits of $4.9 million, which begin to expire in 2019.